Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Estimated Useful Lives of Property, Plant and Equipment

Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives as follows:

Buildings (freehold):	20 – 50 years
Buildings (leasehold):	over the period of the lease
Plant and equipment:	3 – 10 years

Schedule of Impact of IFRS 15 Adoption Recognised as a Decrease to Retained Earnings with Correspond Decrease in Net Assets

The Group has adopted IFRS 15 ‘Revenue from Contracts with Customers’ at 1 January 2018 and applied the modified retrospective approach. Comparatives for 2017 have not been restated and the cumulative impact of adoption has been recognised as a decrease to retained earnings with a corresponding decrease in net assets at 1 January 2018 as follows:

All figures in £ millions	2018 1 January
Retained earnings
Unexercised customer rights (or breakage)	(103)
Online Program Management (OPM) marketing	(38)
Administration fees	(2)
Commissions	1
Income tax	34

Total impact at 1 January 2018	(108)

Current assets
Inventories	12
Trade and other receivables	133
Assets classified as held for sale	31
Non-current liabilities
Deferred income tax liabilities	16
Current liabilities
Trade and other liabilities	(215)
Liabilities classified as held for sale	(85)

Total impact at 1 January 2018	(108)

The impact of adoption on the results for 2018 is outlined below.

	2018
All figures in £ millions	Amounts pre IFRS 15	Transition adjustment	In period adjustment	Amounts as reported
Sales	4,120	—	9	4,129
Operating profit	544	—	9	553
Profit before tax	489	—	9	498
Income tax	94	—	(2)	92

Profit for the year	583	—	7	590
Other comprehensive income/(expense) for the year	130	—	(6)	124

Total comprehensive income for the year	713	—	1	714

Current assets
Inventories	154	12	(2)	164
Trade and other receivables	1,058	133	(13)	1,178
Assets classified as held for sale	630	31	(13)	648
Non-current liabilities
Deferred income tax liabilities	(154)	16	2	(136)
Current liabilities
Trade and other liabilities	(1,193)	(215)	8	(1,400)
Liabilities classified as held for sale	(507)	(85)	19	(573)
Net assets	4,632	(108)	1	4,525

Schedule of Impact of IFRS 9 Adoption Recognised as a Decrease to Retained Earnings with Correspond Decrease in Net Assets

The Group adopted IFRS 9 ‘Financial Instruments’ at 1 January 2018 and applied the new rules in accordance with the transitional provisions. Comparatives for 2017 have not been restated. The Group has assessed the impact of adopting IFRS 9 and the only material adjustment is an increase in the provision for losses against trade debtors which was reflected as an adjustment to retained earnings at 1 January 2018 as shown below.

All figures in £ millions	2018 1 January
Retained earnings
Provision for losses against trade debtors	(13)
Income tax	3

Total impact at 1 January 2018	(10)

Non-current assets
Deferred income tax assets	3
Current assets
Trade and other receivables	(12)
Assets classified as held for sale	(1)
Total impact at 1 January 2018	(10)

Summary of Classification and Measurement Categories of Financial Assets and Liabilities Under IAS 39 and the New Classification and Measurement Categories Under IFRS 9

The following table shows the original classification and measurement categories of financial assets and liabilities under IAS 39 and the new classification and measurement categories under IFRS 9 as at 1 January 2018. The effect of adopting IFRS 9 on the carrying amounts of financial assets and liabilities relates solely to the new impairment requirements as shown in the previous table, all other carrying values remained the same.

	Original classification and measurement under IAS 39	New classification and measurement under IFRS 9
Financial assets
Investments in unlisted securities	Available for sale – fair value	Fair value through OCI
Cash and cash equivalents	Loans and receivables – amortised cost	Financial assets at amortised cost
Marketable securities	Available for sale – fair value	Fair value through profit or loss
Derivative financial instruments used for hedging	Derivatives in a hedge relationship – fair value	Fair value – hedging instrument
Other derivative financial instruments	Held for trading – fair value	Fair value through profit or loss
Trade receivables	Loans and receivables – amortised cost	Financial assets at amortised cost

Financial liabilities
Derivative financial instruments used for hedging	Derivatives in a hedge relationship – fair value	Fair value – hedging instrument
Other derivative financial instruments	Held for trading – fair value	Fair value through profit or loss
Trade payables	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Liability to purchase own shares	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Bank loans and overdrafts	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Finance lease liabilities	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Bonds	Other liabilities – amortised cost	Other financial liabilities – amortised cost